TRADE ACCOUNTS PAYABLE (domestic market, debtor risk, and imports) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 6,618,923	R$ 8,017,140
Payment terms for trade accounts payables which require letter of credit to ship the products	180 days
Trade accounts payable - Domestic market
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 4,241,819	5,277,867
Trade accounts payable - Debtor risk
TRADE ACCOUNTS PAYABLE
Trade accounts payable	653,085	807,915
Trade accounts payable - Imports
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 1,724,019	R$ 1,931,358